Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 Reporting_Unit Segments
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturities	Three months or less at the date of the investment.
Short-term investments comprise GICs with maturities	One year or less at the date of investment
Number of reporting unit | Reporting_Unit	1
Patent finance obligations, maturity	Beyond one year
Number of operating segment | Segments	1
Patents [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
RSUs vesting period	3 years